Consolidated Statements Of Shareholders' Equity $ in Millions	USD ($)
Beginning Balance at Dec. 31, 2014	$ 935
Increase (Decrease) in Stockholders' Equity [Roll Forward]
Acquisition of noncontrolling interest	(40)
Share-based compensation	18
Common stock issued upon exercise of stock options	1
Dividends declared to shareholders	(47)
Repurchases of common stock	(62)
Issuance of employee stock purchase plan (ESPP) shares	5
Distributions to noncontrolling interests	(28)
Other noncontrolling interests activity	(3)
Comprehensive income (loss)	273
Ending Balance at Dec. 31, 2015	1,052
Increase (Decrease) in Stockholders' Equity [Roll Forward]
Share-based compensation	18
Common stock issued upon exercise of stock options	1
Tax benefit decrease related to share-based plans	1
Dividends declared to shareholders	(46)
Repurchases of common stock	(4)
Issuance of employee stock purchase plan (ESPP) shares	3
Distributions to noncontrolling interests	(9)
Comprehensive income (loss)	(270)
Ending Balance at Dec. 31, 2016	745
Increase (Decrease) in Stockholders' Equity [Roll Forward]
Acquisition of noncontrolling interest	(8)
Share-based compensation	12
Dividends declared to shareholders	(45)
Repurchases of common stock	(53)
Issuance of employee stock purchase plan (ESPP) shares	3
Investments by noncontrolling interests	1
Distributions to noncontrolling interests	(4)
Comprehensive income (loss)	570
Ending Balance at Dec. 31, 2017	$ 1,221